Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 92	$ (1)	$ 188	$ (2)
Deferred Tax Expense (Recovery)	191	(177)	281	(656)
Tax Expense (Recovery) From Continuing Operations	283	(178)	469	(658)	$ (851)	$ (797)	$ (1,010)
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	58	(1)	72	(3)
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	0	0	0	1
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	34	0	115	0
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 0	$ 0	$ 1	$ 0